Concentrations (Details) - Customer Concentration Risk [Member]	Jun. 30, 2022
Net Revenues [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	10.00%
Net Revenues 1 [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	10.00%
Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	10.00%